Land use rights (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Quantitative Information About Land Use Right [Abstract]
Summary of quantitative information about land use right

	Year ended December 31,
	2022	2023
	RMB’million	RMB’million
Net book amount at January 1	1,495	2,480
Additions	1,052	32
Amortization charge	(67)	(75)
Net book amount at December 31	2,480	2,437